Equity Method Investment in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Summarized Financial Information

Summarized financial information for Optera consists of the following: (in thousands):

	Year ended December 31,

	2018	2019
Total assets	$430	$18
Total liabilities	1,269	18
Operating expenses	733	935
Net loss	734	843